    As Filed with the Securities and Exchange Commission on October 23, 2001


                                                                File No. 2-15037
                                                                File No. 811-879


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549




                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

POST-EFFECTIVE AMENDMENT NO. 69                                              /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

AMENDMENT NO. 69                                                             /X/


                              TRAINER WORTHAM FUNDS
               (Exact Name of Registrant as Specified in Charter)


                                845 Third Avenue
                               New York, NY 10022
               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 759-7755



                           PATRICK W. D. TURLEY, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
               (Name and address of agent for service of process)





It is proposed that this filing become effective (check appropriate box):

         immediately upon filing pursuant to Paragraph (b);
/X/      on November 1, 2001 pursuant to Paragraph (b);
         60 days after filing pursuant to Paragraph (a)(1); on (date) pursuant to Paragraph (a)(1); 75 days after filing pursuant to Paragraph (a)(2); or on (date) pursuant to paragraph (a) (2) of Rule 485.

                             TRAINER WORTHAM FUNDS
--------------------------------------------------------------------------------

                       TRAINER WORTHAM FIRST MUTUAL FUND


                                NOVEMBER 1, 2001

--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                          TRAINER WORTHAM & CO., INC.

                                845 THIRD AVENUE

                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                       TRAINER WORTHAM FIRST MUTUAL FUND

                               TABLE OF CONTENTS


SUBJECT                                                        PAGE
-------                                                        ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................     1
  Annual Fees and Expenses..................................     3
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective......................................     4
  Policies and Strategies...................................     4
  Investment Risks..........................................     4
     This section contains details on the Fund's Investment
     Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................     4
  Purchasing and Adding to Your Shares......................     5
  Selling Your Shares.......................................     5
  Exchanging Your Shares....................................     7
  Dividends, Distributions and Taxes........................     8
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................     8
  Portfolio Manager.........................................     9
  The Distributor and Administrator.........................     9
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights........................................    10
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES


TRAINER WORTHAM FIRST MUTUAL FUND


INVESTMENT OBJECTIVE

The Fund's primary investment objective is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stock and in securities convertible into common stock. The Fund's investment strategy emphasizes investing in companies that, in the opinion of the Advisor, offer prospects for capital growth and growth of earnings and dividends.

PRINCIPAL INVESTMENT RISKS

Because the Fund is subject to market risk, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 3 to 5 years

- Looking to add a growth component to your portfolio

- Looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment

- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for someone:

- Investing for a period of time less than 3 to 5 years

- Not comfortable with market value fluctuations

- Looking for current income

- Seeking safety of principal

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past 10 years to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the S&P 500 Index.(1)

                       PERFORMANCE BAR CHART AND TABLE(2)

                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/00

[PERFORMANCE BAR CHART AND TABLE(2)]

1991                                                                             26.20
1992                                                                              2.18
1993                                                                             15.16
1994                                                                            -15.10
1995                                                                             45.93
1996                                                                             21.36
1997                                                                             23.10
1998                                                                             34.20
1999                                                                             46.66
2000                                                                            -19.02

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.


Best quarter:              36.27% - 4th Quarter 1998
Worst quarter:             -26.51% - 4th Quarter 1987


                          AVERAGE ANNUAL TOTAL RETURNS
                (FOR THE PERIODS ENDED DECEMBER 31, 2000)(2)(3)


                                                                          PAST 5   PAST 10
                                                              PAST YEAR   YEARS     YEARS
                                                              ---------   ------   -------
Trainer Wortham First Mutual Fund...........................   -19.02%    18.95%    15.92%
S&P 500 Index...............................................    -9.10%    18.30%    17.50%


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) A widely recognized, unmanaged index of common stocks.

(2) Both the chart and table assume reinvestment of dividends and distributions.


(3) For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return for the Fund was -33.06 as compared to the -20.39% total return for the S&P 500 Index during the same period.

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................   None
Maximum Deferred Sales Charge (load)........................   None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................   0.75%
Distribution and Service (12b-1) Fee........................   0.25%
Other Expenses..............................................   0.52%
Total Fund Operating Expenses...............................   1.52%


--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Trainer Wortham First Mutual Fund..........................   $155     $480      $829      $1,813


--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The primary investment objective of the Fund is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

POLICIES AND STRATEGIES

The Advisor invests in companies that it believes offer prospects for capital growth and growth of earnings and dividends.

Consistent with the Fund's investment objective, the Fund:

- may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

- may invest up to 15% of its net assets in foreign securities in the form of American Depository Receipts ("ADRs")

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may engage in repurchase transactions

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =

                           Total Assets - Liabilities
                         ------------------------------

                                Number of Shares

                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. PFPC Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham First Mutual Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA, 19406.

Subsequent Investment:


1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503 King of Prussia, PA 19406


BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


For initial investment: Before wiring funds, you should call 1-866-893-8637 to receive an account number. Follow the instructions below after receiving your account number.


For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust

                         Routing Number: ABA #011001234

                                Account #000159

                                Name of the Fund

                             Shareholder Account #

                              Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges):


1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER

You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.


1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406


Call 1-866-893-8637 to request a wire transfer.


If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

IMPORTANT NOTE:

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your iden-tity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT



When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.


REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND


The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES


Exchanges may be made by calling 1-866-893-8637. Please provide the following information:


- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the

Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually.

Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DISTRIBUTION AND SERVICE (12b-1) FEES


12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that the Fund may pay in 12b-1 fees under its 12b-1 plan is 0.25% of its average daily net assets.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.


The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Fund's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.


The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor manages approximately $3.7 billion in assets as of June 30, 2001 and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic

Bank has offices in California, Nevada and New York City and has approximately $4 billion in assets as of June 30, 2001.



Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets. For the fiscal year ended June 30, 2001, the Advisor received the full investment advisory fee of 0.75% of the average daily net assets of the Fund.


Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

David P. Como serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Como has been primarily responsible for the day-to-day investment management of the Fund since 1982. Mr. Como has been a Managing Director of the Advisor and its predecessor since 1969.

The Statement of Additional Information has more detailed information about the Advisor.


THE DISTRIBUTOR AND ADMINISTRATOR



PFPC Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Both are located at 3200 Horizon Drive, King of Prussia, PA 19406.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report on fiscal year 2001, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.



                                                     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED      ENDED
                                                   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                                     2001       2000       1999       1998       1997
                                                   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR...............   $20.05     $16.54     $12.47     $12.35     $13.81
                                                   -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss............................    (0.14)     (0.22)     (0.14)     (0.07)     (0.11)
  Net gains on securities (both realized and
     unrealized).................................    (6.04)      4.58       5.35       2.72       0.95
                                                   -------    -------    -------    -------    -------
Total from investment operations.................    (6.18)      4.36       5.21       2.65       0.84
                                                   -------    -------    -------    -------    -------
LESS DISTRIBUTIONS
  Distributions from capital gains...............    (2.35)     (0.85)     (1.14)     (2.53)     (2.30)
Total distributions..............................    (2.35)     (0.85)     (1.14)     (2.53)     (2.30)
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR.....................   $11.52     $20.05     $16.54     $12.47     $12.35
                                                   =======    =======    =======    =======    =======
TOTAL RETURN.....................................   (31.76%)    26.50%     43.53%     25.40%      7.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)................  $46,537    $71,297    $54,769    $39,211    $33,649
Ratio of expenses to average net assets..........     1.52%      1.59%      1.64%      1.66%      1.87%
Ratio of net investment loss to average net
  assets.........................................    (0.98%)    (1.23%)    (1.02%)    (0.56%)    (0.96%)
Portfolio turnover rate..........................       51%        36%        56%        81%       109%

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                            TELEPHONE: 1-866-TWFUNDS
                                 1-866-893-8637
                             WWW.TRAINERWORTHAM.COM

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

    The following notice does not constitute part of and is not incorporated into the prospectus for the Trainer Wortham First Mutual Fund.



                           THE TRAINER WORTHAM FUNDS



                                 PRIVACY POLICY



COMMITMENT TO CONSUMER PRIVACY



The Trainer Wortham Funds (the "Funds") are committed to handling investor information responsibly. We recognize and respect the privacy expectations of investors in portfolios of the Funds and we believe the confidentiality and security of your personal financial information is one of our financial responsibilities.



COLLECTION OF CONSUMER INFORMATION



The Funds collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on behalf of the Funds generally comes from the following sources:



-Account applications and other forms submitted by shareholders of portfolios of the Funds;



-Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about portfolios of the Funds;



-Transaction history of shareholder accounts with portfolios of the Funds; or



-Third parties.



DISCLOSURE OF CONSUMER INFORMATION



We disclose consumer information to third parties who are not affiliated with the Funds:



-as permitted by law, or



-to perform marketing services on behalf of portfolios of the Funds or pursuant to a joint marketing agreement between portfolios of the Funds and another financial institution.



SECURITY OF CONSUMER INFORMATION



We require service providers to the Funds:



-to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and



-to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and the Funds.

                               TRAINER WORTHAM FIRST MUTUAL FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias

George A. Froley, III

Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637


                             TRAINER WORTHAM FUNDS

---------------------------------------------------------


      845 Third Avenue, New York, New York 10022


                                                           TRAINER WORTHAM FUNDS


                                                               PROSPECTUS

                                                         November 1, 2001
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                             TRAINER WORTHAM FUNDS

--------------------------------------------------------------------------------
                     TRAINER WORTHAM TOTAL RETURN BOND FUND

                                NOVEMBER 1, 2001

--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                          TRAINER WORTHAM & CO., INC.

                                845 THIRD AVENUE

                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                     TRAINER WORTHAM TOTAL RETURN BOND FUND

                               TABLE OF CONTENTS


SUBJECT                                                        PAGE
-------                                                        ----
Risk/Return Summary and Fund Expenses Risk/Return Summary...     1
  Annual Fees and Expenses..................................     3
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees
Investment Objective and Strategies
  Investment Objective......................................     4
  Policies and Strategies...................................     4
  Investment Risks..........................................     4
     This section contains details on the Fund's Investment
     Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................     5
  Purchasing and Adding to Your Shares......................     5
  Selling Your Shares.......................................     6
  Exchanging Your Shares....................................     7
  Dividends, Distributions and Taxes........................     8
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................     8
  Portfolio Manager.........................................     9
  The Distributor and Administrator.........................     9
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights........................................    10
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES


TRAINER WORTHAM TOTAL RETURN BOND FUND


INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to maximize total return, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Advisor seeks to produce conservative, risk adjusted returns for the Fund. The Advisor's securities selection process involves strategic decision making which considers portfolio sector composition, maturity structure and duration. The Advisor's management analyzes yield ratios and implements a disciplined process which is intended to preserve principal, compound interest and produce sustainable results over the course of a full business cycle.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. In addition, the Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Looking to add an income component to your portfolio

- Looking for a high-quality, well-diversified, fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the Lehman Brothers Intermediate Bond Index.(1)

                       PERFORMANCE BAR CHART AND TABLE(2)

                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/00


                               PERFORMANCE CHART


1997........................................    7.64
1998........................................    6.40
1999........................................   -0.12
2000........................................    9.06


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

                     Best quarter: 3.39% -2nd Quarter 1997

                    Worst quarter: -0.87% -2nd Quarter 1999


                          AVERAGE ANNUAL TOTAL RETURNS

                (FOR THE PERIODS ENDED DECEMBER 31, 2000)(2)(3)



                                                                             SINCE
                                                              PAST YEAR   INCEPTION(4)
                                                              ---------   ------------
Trainer Wortham Total Return Bond Fund......................     9.06%        5.89%
Lehman Brothers Intermediate Bond Index.....................    10.63%        7.70%


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) A widely recognized, unmanaged index of bonds with maturities of at least one year.

(2) Both the chart and table assume reinvestment of dividends and distributions.


(3) For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return for the Fund was 7.82% as compared to the 8.61% total return for the Lehman Brothers Intermediate Bond Index during the same period.


(4) The Fund commenced operations on October 1, 1996.

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................  None
Maximum Deferred Sales Charge (load)........................  None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................  0.45%
Distribution and Service (12b-1) Fee........................  None
Other Expenses..............................................  0.65%*
Total Fund Operating Expenses...............................  1.10%*
Fee Waiver and/or Expense Reimbursement.....................  0.10%*
Net Expenses................................................  1.00%*



* The Advisor has entered into a contractual expense limitation agreement with the Fund to limit the "Total Fund Operating Expenses" of the Fund to 1.00% of the Fund's average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.10%. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses of the Fund to exceed 1.00% and the repayment is made within three years after the year in which the Advisor incurred the expense.


--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return


- redemption at the end of each period


- reinvestment of dividends and distributions


-the Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expense reimbursements, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed


Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Trainer Wortham Total Return Bond Fund.....................   $102     $340      $597      $1,331


--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize total return, consistent with the preservation of capital.

POLICIES AND STRATEGIES

The Fund invests primarily in a wide variety of investment-grade, U.S. dollar denominated fixed-income securities and in other securities with debt-like characteristics of domestic and foreign issuers.

Consistent with the Fund's investment objective, the Fund:

- invests at least 65% of the value of its total assets in fixed-income securities

- may invest in corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may invest in mortgage-related securities including securities issued by various U.S. Government agencies as well as those issued by private issuers

- may invest in asset-backed securities

- may invest in municipal obligations issued by states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

- may invest in zero coupon securities

- may invest in foreign government obligations and supranational obligations

- may invest in U.S. dollar denominated obligations of foreign corporate issuers

- may engage in repurchase transactions

- may invest in short-term money market instruments


The Fund maintains a non-fundamental investment policy pursuant to which it limits its investments to those that are permitted for purchase by national banks pursuant to applicable rules, regulations or interpretations of the Comptroller of the Currency. In the event a security held by the Fund is determined to no longer be a permissible investment for a national bank, the Fund will dispose of the security.



Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.


In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- Foreign Investment Risk: The Fund may invest in foreign securities and these foreign investments may have special risks not associated with investments in

U.S. issuers. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign issues may also entail additional and higher costs.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =

                           Total Assets - Liabilities
                         ------------------------------

                                Number of Shares

                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. PFPC Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham Total Return Bond Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA, 19406.

Subsequent Investment:


1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


For initial investment: Before wiring funds, you should call 1-866-893-8637 to receive an account number. Follow the instructions below after receiving your account number.


For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust

                         Routing Number: ABA #011001234

                                Account #000159

                                Name of the Fund

                             Shareholder Account #

                              Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined sales privileges)

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc. 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.


1. Call 1-866-893-8637 with instructions as to how you wish to telephone receive your funds (mail, wire, electronic transfer).


Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406


Call 1-866-893-8637 to request a wire transfer.


If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which REDEMPTION REQUESTS REQUIRE A SIGNATURE GUARANTEE include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

IMPORTANT NOTE:

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, cleaning agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT



When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.



REFUSAL OF REDEMPTION REQUEST


Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


EXCHANGING YOUR SHARES


You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.


INSTRUCTIONS FOR EXCHANGING SHARES



Exchanges may be made by calling 1-866-893-8637. Please provide the following information:


- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends are usually paid quarterly and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.


The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Fund's Investment Advisor and manager and is regis-tered as an investment advisor under the Investment Advisors Act of 1940, as amended.


The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor manages approximately $3.7 billion in assets as of June 30, 2001 and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $4 billion in assets as of June 30, 2001.



Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. As a result of certain contractual fee waivers, for the fiscal year ended June 30, 2001, the Advisor received an investment advisory fee of 0.34% of the average daily net assets of the Fund.


Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

John D. Knox serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox joined the Advisor in December 1995 and serves as Managing Director of Fixed Income. Prior to joining the Advisor, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994-1995 for Bear Stearns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management.

The Statement of Additional Information has more detailed information about the Advisor.


THE DISTRIBUTOR AND ADMINISTRATOR



PFPC Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Both are located at 3200 Horizon Drive, King of Prussia, PA 19406.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.


                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       PERIOD ENDED
                             JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997(1)
                             -------------   -------------   -------------   -------------   ----------------
NET ASSET VALUE, BEGINNING
  OF PERIOD................       $9.71           $9.96          $10.25          $10.08           $10.00
                                -------         -------         -------         -------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income....        0.52            0.52            0.47            0.52             0.41
  Net gains (losses) on
     securities (both
     realized and
     unrealized)...........        0.43           (0.20)          (0.18)           0.25             0.08
                                -------         -------         -------         -------           ------
Total from investment
  operations...............        0.95            0.32            0.29            0.77             0.49
                                -------         -------         -------         -------           ------
LESS DISTRIBUTIONS
  Dividends from net
     investment income.....       (0.53)          (0.52)          (0.47)          (0.53)           (0.40)
  Distributions from
     capital gains.........        0.00           (0.05)          (0.11)          (0.07)            0.00
  Distributions in excess
     of capital gains......        0.00            0.00            0.00            0.00             0.01
Total distributions........       (0.53)          (0.57)          (0.58)          (0.60)           (0.41)
                                -------         -------         -------         -------           ------
NET ASSET VALUE, END OF
  PERIOD...................      $10.13           $9.71           $9.96          $10.25           $10.08
                                =======         =======         =======         =======           ======
TOTAL RETURN...............        9.94%           3.31%           2.80%           7.84%            4.90%+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
  000s)....................     $27,893         $19,332         $16,926         $11,976           $8,479
Ratio of expenses to
  average net assets Before
  reimbursement of expenses
  by Advisor...............        1.10%           1.38%           1.46%           1.68%            2.01%*
  After reimbursement of
     expenses by Advisor...        0.99%           0.98%           1.20%           1.20%            0.88%*
Ratio of net investment
  loss to average net
  assets Before
  reimbursement of expenses
  by Advisor...............        5.23%           4.89%           4.55%           4.86%            4.53%*
  After reimbursement of
     expenses by Advisor...        5.34%           5.29%           4.81%           5.34%            5.66%*
Portfolio turnover rate....          57%             16%             57%             83%             112%+


(1) The Fund commenced operations on October 1, 1996.

+  Since inception, not annualized.

*  Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        c/o TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                             TELEPHONE: 866-TWFUNDS
                                  866-893-8637
                             WWW.TRAINERWORTHAM.COM

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

    The following notice does not constitute part of and is not incorporated into the prospectus for the Trainer Wortham Total Return Bond Fund.



                           THE TRAINER WORTHAM FUNDS



                                 PRIVACY POLICY



COMMITMENT TO CONSUMER PRIVACY



The Trainer Wortham Funds (the "Funds") are committed to handling investor information responsibly. We recognize and respect the privacy expectations of investors in portfolios of the Funds and we believe the confidentiality and security of your personal financial information is one of our financial responsibilities.



COLLECTION OF CONSUMER INFORMATION



The Funds collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on behalf of the Funds generally comes from the following sources:



-Account applications and other forms submitted by shareholders of portfolios of the Funds;



-Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about portfolios of the Funds;



-Transaction history of shareholder accounts with portfolios of the Funds; or



-Third parties.



DISCLOSURE OF CONSUMER INFORMATION



We disclose consumer information to third parties who are not affiliated with the Funds:



-as permitted by law, or



-to perform marketing services on behalf of portfolios of the Funds or pursuant to a joint marketing agreement between portfolios of the Funds and another financial institution.



SECURITY OF CONSUMER INFORMATION



We require service providers to the Funds:



-to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and



-to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and the Funds.

                   TRAINER WORTHAM TOTAL RETURN BOND FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias

George A. Froley, III

Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637


                             TRAINER WORTHAM FUNDS

---------------------------------------------------------

      845 Third Avenue, New York, New York 10022

                                                           TRAINER WORTHAM FUNDS


                                                               PROSPECTUS

                                                         November 1, 2001
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                              TRAINER WORTHAM FUNDS



                      TRAINER WORTHAM LARGE-CAP GROWTH FUND

                                NOVEMBER 1, 2001

                               INVESTMENT ADVISOR

                           TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                             TELEPHONE: 212-759-7755

                                TABLE OF CONTENTS

SUBJECT                                                                 PAGE
-------                                                                 ----

Risk/Return Summary and Fund Expenses
  Risk/Return Summary ................................................     1
  Annual Fees and Expenses ...........................................     2
    Carefully review this important section for a summary of the
    Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective................................................     3
  Policies and Strategies ............................................     3
  Prior Performance of Comparable Accounts ...........................     3
  Investment Risks ...................................................     4
    This section contains details on the Fund's Investment Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares .............................................     5
  Purchasing and Adding to Your Shares ...............................     5
  Selling Your Shares ................................................     6
  Exchanging Your Shares .............................................     8
  Dividends, Distributions and Taxes .................................     9
    Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.
Fund Management
  The Investment Advisor .............................................    10
  Portfolio Manager...................................................    10
  The Distributor and Administrator ..................................    10
    Review this section for details on the people and organizations who oversee the Fund.
Financial Highlights .................................................    11
    Review this section for details on the selected Financial
    Statements of the Fund

                      RISK/RETURN SUMMARY AND FUND EXPENSES

TRAINER WORTHAM LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in equity securities of large capitalization companies that the Advisor believes have above average growth rates. Approximately 75% of the Fund's portfolio will be invested in stocks that are among the 100 largest capitalization stocks in the United States. The Advisor selects companies that are well-managed, financially sound, industry leaders with proven track records.


PRINCIPAL INVESTMENT RISKS

Because the Fund is subject to market risk, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

-     Investing for a period of time in excess of 3 to 5 years

-     Looking to add a growth component to your portfolio

- Looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment

- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for someone:

-     Investing for a period of time less than 3 to 5 years

-     Not comfortable with market value fluctuations

-     Looking for current income

-     Seeking safety of principal

The chart and table on this page show how the Fund has performed. The bar chart shows the Fund's performance since its inception. The table below it compares the Fund's performance over time to that of its benchmark index the S&P 500 Index.(1)




                       PERFORMANCE BAR CHART AND TABLE(2)
                           TOTAL RETURN AS OF 12/31/00

2000                    -26.06%



The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.



                      Best quarter:     9.43% -1st Quarter 2000
                      Worst quarter:    -27.27% -4th Quarter 2000



                          AVERAGE ANNUAL TOTAL RETURNS
                 (FOR THE PERIODS ENDED DECEMBER 31, 2000)(2)(3)

                                                                    SINCE
                                                    PAST YEAR    INCEPTION(4)
Trainer Wortham Large-Cap Growth Fund ............    -26.06%      -18.93%
S&P 500 Index ....................................     -9.10%       -4.52%



The table assumes that shareholders redeem all their fund shares at the end of the period indicated.



(1) A widely recognized, unmanaged index of common stocks.



(2) Both the chart and table assume reinvestment of dividends and distributions.



(3) For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return for the Fund was -48.13% as compared to the -20.39% total return for the S&P 500 Index during the same period.



(4) The Fund commenced operations on December 8, 1999.

                            ANNUAL FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases .............................    None
Maximum Deferred Sales Charge (load) .................................    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets).........................
Management Fees ......................................................    0.75%
Distribution and Service (12b-1) Fee .................................    0.25%
Other Expenses .......................................................    3.43%*
Total Fund Operating Expenses ........................................    4.43%*
Fee Waiver and/or Expense Reimbursement ..............................    2.93%*
Net Expenses .........................................................    1.50%*




* The Advisor has entered into a contractual expense limitation agreement with the Trust to limit the "Total Fund Operating Expenses" of the Fund to 1.50% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 4.43%. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses of the Fund to exceed 1.50% and the repayment is made within three years after the year in which the Advisor incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-     $10,000 investment

-     5% annual return

-     redemption at the end of each period




-     reinvestment of dividends and distributions


- the Fund's operating expenses for the one year period are calculated net of any fee wavers and/or expense reimbursements, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.


Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS

Trainer Wortham Large-Cap Growth Fund    $153     $1,340    $2,247   $4,558

                       INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation.

POLICIES AND STRATEGIES


The Advisor invests in reasonably priced, high-quality, large capitalization companies with a consistent earnings growth rate above the market. Approximately 75% of the Fund's assets will be invested in stocks that are among the 100 largest capitalization stocks in the United States. The Advisor selects companies that are well-managed, financially sound, industry leaders with proven track records.


Consistent with the Fund's investment objective, the Fund:

- invests substantially all, but in no event less than 65% of the value of its total assets in the equity securities of large capitalization issuers

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)


-     may invest in other investment companies.


Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS


The table below sets forth performance data relating to the historical performance of the Large Cap Growth Equity Composite (the "Composite"). The Composite represents the performance of accounts managed by Mr. Robert Vile, the portfolio manager for the Fund and the individual primarily responsible for the day-to-day management of the Fund's portfolio. The performance presented for periods prior to June 1, 1998, occurred while Mr. Vile was affiliated with his prior employer. Mr. Vile has been employed by the Advisor since June 1, 1998. During all periods presented, Mr. Vile had complete investment discretion and lead responsibility for selecting the securities to buy and sell for accounts in the Composite.



Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. Most of the accounts in the Composite were not subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Fund during its first year of investment operations.


The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.

TOTAL RETURN FOR THE LARGE CAP GROWTH EQUITY
COMPOSITE AND THE S&P 500 STOCK INDEX


        LARGE CAP GROWTH   S&P 500 STOCK
        EQUITY COMPOSITE       INDEX+
 YEAR     ANNUAL TOTAL     ANNUAL TOTAL
             RETURN           RETURN
-----   ----------------   -------------
 2000        -23.1%            -9.1%
 1999         59.0%            21.0%
 1998         56.0%            28.4%
 1997         44.8%            33.2%
 1996         30.1%            23.0%
 1995         32.7%            37.6%



                      AVERAGE        AVERAGE
  TIME PERIOD         ANNUAL         ANNUAL
(THRU 12/31/00)    TOTAL RETURN   TOTAL RETURN
---------------    ------------   ------------
    1 Year            -23.1%          -9.1%
    3 Years            23.0%          12.3%
    5 Years            28.5%          18.3%
Since Inception
   (4/1/94)            26.0%          19.7%


+ The S&P 500 Stock Index measures the performance of 500 Large-Capitalization U.S. Companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by Mutual Funds. Results include reinvested dividends.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:


- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the companies in the Fund's investment portfolio, national and international economic conditions and general market conditions.



- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                        --------------------------------
                                Number of Shares
                                   Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. PFPC Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


BY REGULAR MAIL


Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham Large-Cap Growth Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:


1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P. O. Box 61503, King of Prussia, PA 19406


BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                           Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                 Account #000159
                                Name of the Fund
                              Shareholder Account #
                               Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES


BY TELEPHONE (unless you have declined telephone sales privileges)



1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).



BY MAIL Write a letter of instruction indicating:


-     your Fund and account number

-     amount you wish to redeem

-     address where your check should be sent

-     account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503 King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.


NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.


1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).



WRITE A LETTER OF INSTRUCTION INDICATING:

-     your Fund and account number

-     amount you wish to redeem

-     address where your check should be sent

-     account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503 King of Prussia, PA 19406


Call 1-866-893-8637 to request a wire transfer.


If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which REDEMPTION REQUESTS REQUIRE A SIGNATURE guarantee include, but may not be limited to, each of the following:

-     Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

-     The check is not being mailed to the address on your account

-     The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration


IMPORTANT NOTE:


When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. VERIFYING TELEPHONE REDEMPTIONS


VERIFYING TELEPHONE REDEMPTIONS


The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT



When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.


REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.


REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum initial investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

-     Your name and telephone number

-     The exact name on your account and account number

-     Taxpayer identification number (usually your Social Security number)

-     Dollar value or number of shares to be exchanged

-     The name of the Fund from which the exchange is to be made

-     The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan, which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in a Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that the Fund may pay in 12b-1 fees under its 12b-1 plan is 0.25% of its average daily net assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.


The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                 FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Trust's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.


The Advisor, organized in 1998, continues an investment counseling business, which began in 1924 as Trainer & Associates. The Advisor manages approximately $3.7 billion in assets and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $4 billion in assets as of June 30, 2001.



Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets. As a result of certain contractual fee waivers, for the fiscal year ended June 30, 2001, the Advisor received an investment advisory fee of 0% of the average daily net assets of the Fund.


Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

Robert Vile serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Vile joined the Advisor in June 1998 as a Managing Director. Prior to June 1998, Mr. Vile was employed by Harleysville Group as their equity portfolio manager.

The Statement of Additional Information has more detailed information about the Advisor.


THE DISTRIBUTOR AND ADMINISTRATOR



PFPC Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Both are located at 3200 Horizon Drive, King of Prussia, PA 19406.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report on fiscal year 2001, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.




                                                         Large-Cap   Growth Fund
                                                         Year Ended      Year
                                                          June 30,      Ended
                                                            2001       June 30,
                                                                        20001
                                                         ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $  10.75    $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss ................................      (0.08)      (0.03)
  Net gains on securities (both realized and
    unrealized) ......................................      (4.60)      (0.78)
Total from investment operations .....................      (4.68)       0.75
NET ASSET VALUE, END OF PERIOD .......................   $   6.07    $  10.75
TOTAL RETURN .........................................     (43.54%)      7.50%+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ..................   $  2,201    $  2,487
Ratio of expenses to average net assets
  Before reimbursement of expenses by Advisor ........       4.43%      11.06%*
  After reimbursement of expenses by Advisor .........       1.50%       1.50%*
Ratio of net investment loss to average net assets
  Before reimbursement of expenses by Advisor ........      (3.98%)    (10.54%)*
  After reimbursement of expenses by Advisor .........      (1.05%)     (0.98%)*
Portfolio turnover rate ..............................        151%         33%+



(1) The Large-Cap Growth Fund commenced operations on December 8, 1999. + Since inception, not annualized.
 *  Annualized.

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:



                              TRAINER WORTHAM FUNDS
                         C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                             TELEPHONE: 866-TWFUNDS
                                  866-893-8637
                             WWW.TRAINERWORTHAM.COM


You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following



-     address: publicinfo@sec.gov.


- Free from the Edgar Database on Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                The following notice does not constitute part of and is not incorporated Into the prospectus for the Trainer Wortham Large-Cap Growth Fund.



                            THE TRAINER WORTHAM FUNDS



                                 PRIVACY POLICY



Commitment to Consumer Privacy



      The Trainer Wortham Funds (the "Funds") are committed to handling investor information responsibly. We recognize and respect the privacy expectations of investors in portfolios of the Funds and we believe the confidentiality and security of your personal financial information is one of our financial responsibilities.



Collection of Consumer Information



      The Funds collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on behalf of the Funds generally comes from the following sources:



            - Account applications and other forms submitted by shareholders of portfolios of the Funds;



            - Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about portfolios of the Funds;



            - Transaction history of shareholder accounts with portfolios of the Funds; or



            -     Third parties.



Disclosure of Consumer Information



      We disclose consumer information to third parties who are not affiliated with the Funds:



            -     as permitted by law, or



            - to perform marketing services on behalf of portfolios of the Funds or pursuant to a joint marketing agreement between portfolios of the Funds and another financial institution.



Security of Consumer Information



      We require service providers to the Funds:



            - to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and



            - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and the Funds.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell



   For additional information about the Trainer Wortham Funds call toll-free:

                                   866.TWFUNDS
                                  866.893.8637


                              TRAINER WORTHAM FUNDS


                   845 Third Avenue, New York, New York 10022

                             TRAINER WORTHAM FUNDS



                             LARGE-CAP GROWTH FUND




                                                                      PROSPECTUS
                                                                November 1, 2001



      NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.

                             TRAINER WORTHAM FUNDS
--------------------------------------------------------------------------------
                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

                                NOVEMBER 1, 2001

--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                     FROLEY, REVY INVESTMENT COMPANY, INC.
                        10900 WILSHIRE BLVD., SUITE 900
                         LOS ANGELES, CALIFORNIA 90024

                     A Series of the Trainer Wortham Funds

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

                               TABLE OF CONTENTS


SUBJECT                                                        PAGE
-------                                                        ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................     1
  Annual Fees and Expenses..................................     2
     Carefully review this important section for a summary
     of the Fund's investments, risks and fees.
Investment Objective and Strategies
  Investment Objective......................................     3
  Policies and Strategies...................................     3
  Prior Performance of Comparable Accounts..................     3
  Investment Risks..........................................     4
     This section contains details on the Fund's investment
     strategies and risks.
Shareholder Information
  Pricing of Fund Shares....................................     4
  Purchasing and Adding to Your Shares......................     5
  Selling Your Shares.......................................     5
  Distribution Arrangements/Sales Charges...................     7
  Exchanging Your Shares....................................     9
  Dividends, Distributions and Taxes........................     9
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange
     shares,related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    10
  Portfolio Manager.........................................    10
  The Distributor and Administrator.........................    10
     Review this section for details on the people and
     organizations who oversee the Fund and its investments.
Financial Highlights........................................    11
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

FROLEY, REVY CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock. At least 70% of the total assets of the Fund will be invested in convertible securities. A majority of the Fund's holdings of convertible securities may have credit ratings that are below investment grade.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Because the Fund may invest a majority if its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

An investment in the Fund is not a deposit of First Republic Bank or any other federally insured depository institution nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 2 to 3 years

- Looking to increase the income component of your equity investments

- Looking for a well-diversified fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

- Seeking high current income

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------


                                                              CLASS A   CLASS B
                                                              SHARES    SHARES
                                                              -------   -------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases............     4.00%(1)    None
Maximum Deferred Sales Charge (load)........................     None      4.00%(2)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................    0.625%    0.625%
Distribution and Service (12b-1) Fees.......................     0.25%     0.75%
Other Expenses..............................................    1.075%    1.075%
Total Annual Fund Operating Expenses(3).....................     1.95%     2.45%
Fee Waivers and/or Expense Reimbursements(3)................     0.45%     0.45%
Net Expenses(3).............................................     1.50%     2.00%


(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over seven years starting with year one and ending in year eight as follows: 4%, 3%, 2.5%, 2.0%, 1.5%, 1.0%, 0.5%. After the seventh year, Class B Shares will be automatically converted to Class A Shares.


(3) The Advisor has entered into a contractual expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.50% and 2.00%, respectively, and the repayment is made within three years after the year in which the Advisor incurred the expense.


--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions


-the Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expense reimbursements, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.


Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


CONVERTIBLE SECURITIES FUND                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------                                  ------   -------   -------   --------
Class A Shares.............................................   $547     $944     $1,367     $2,540
Class B Shares
  Assuming Redemption......................................   $603     $971     $1,915     $2,752
  Assuming no Redemption...................................   $203     $721     $1,268     $2,752


--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek total return through the combination of current income and long-term capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests primarily in convertible securities of companies that the Advisor believes have above-average growth rates and sound financial characteristics.

Consistent with the Fund's investment objective, the Fund:

- invests at least 70% of the value of its total assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks

- may invest up to 30% of its net assets in: common stock, money market instruments, non-convertible corporate or government debt securities and foreign securities

- may invest in stock index futures

- may borrow money to meet shareholder redemptions, but not for speculative purposes.

- may invest in other investment companies.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

The table below sets forth performance data relating to the historical performance of privately managed accounts of the Advisor (the "Composite").

Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. None of the accounts in the Composite were subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Class B shares of the Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary. These results do not reflect the impact of any applicable sales charges or account fees which would reduce returns.

                       TOTAL RETURN FOR THE COMPOSITE AND

                        THE CS FIRST BOSTON CONVERTIBLE

                                 SECURITY INDEX


                                COMPOSITE      CSFB INDEX+
                               ------------    ------------
                                  ANNUAL          ANNUAL
            YEAR               TOTAL RETURN    TOTAL RETURN
            ----               ------------    ------------
    2000.................         -1.00%           -7.8%
    1999.................          55.8%           42.3%
    1998.................           4.0%            6.6%
    1997.................          13.2%           16.9%
    1996.................          15.5%           13.8%
    1995.................          21.7%           23.7%
    1994.................          -2.1%           -4.7%
    1993.................          16.6%           18.6%
    1992.................          20.5%           17.6%
    1991.................          32.0%           29.1%
    1990.................         -11.2%           -6.9%

                    COMPOSITE     CSFB INDEX+
                   ------------   ------------
                     AVERAGE        AVERAGE
  TIME PERIOD         ANNUAL      ANNUAL TOTAL
(THRU 12/31/00*)   TOTAL RETURN      RETURN
----------------   ------------   ------------
  1 year.......       -1.00%          -7.8%
  3 years......        17.0%          11.8%
  5 years......        16.0%          13.2%
  10 years.....        16.6%          14.7%
Since Inception
  (1/1/83).....        12.5%          12.7%


+ The CS First Boston Convertible Security Index measures the performance of a broad mix of convertible securities. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.


* For the period January 1, 2001 through September 30, 2001, the aggregate total return for the Composite was -14.4% and the aggregate total return for the CSFB Index was -13.1%.


INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a majority of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

                            SHAREHOLDER INFORMATION


PRICING OF FUND SHARES


HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =

                           Total Assets - Liabilities
                         ------------------------------

                                Number of Shares

                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges". This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


The minimum initial investment in the Fund is $10,000. Subsequent investments must be at least $1,000. PFPC Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received plus any applicable sales charge. Investors may purchase shares of the Fund by check or wire, as described below. All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

Shares of the Fund may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the Fund, consistent with its investment objective, policies and limitations, and must have readily available market valuations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Advisor at (800) 544-1559 in order to receive the necessary approval to engage in such a transaction. Affiliated persons of the Fund may not purchase shares in this manner in the absence of SEC approval.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Froley, Revy Convertible Securities Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:


1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania 19406


BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


For initial investment: Before wiring funds, you should call 1-866-893-8637 to receive an account number. Follow the instructions below after receiving your account number.


For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust

                         Routing Number: ABA #011001234

                                Account #000159

                                Name of the Fund

                             Shareholder Account #

Mail a completed account application to PFPC at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Your proceeds will be reduced by any applicable CDSC. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)


1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER

You must indicate this option on your application.


Call 1-866-893-8637 to request a wire transfer.


If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

The Fund may charge a wire transfer fee.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT



When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $2,500, the Fund may ask you to increase your balance. If it is still below $2,500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.


                          CLASS A          CLASS B
                       --------------   --------------
Sales Charge (Load)    Front-end        No front-end
                       sales charge;    sales charge.
                       reduced sales    A contingent
                       charges          deferred sales
                       available        charge (CDSC)
                                        may be imposed
                                        on shares
                                        redeemed
                                        within seven
                                        years after
                                        purchase;
                                        shares
                                        automatically
                                        convert to
                                        Class A Shares
                                        after 7 years.
                                        Maximum
                                        investment is
                                        $250,000.
Distribution and       Subject to       Subject to
  Service (12b-1) Fee  annual           annual
                       distribution     distribution
                       and              and
                       shareholder      shareholder
                       servicing fees   servicing fees
                       of up to 0.25%   of up to 0.75%
                       of the Fund's    of the Fund's
                       assets.          assets.
Fund Expenses          Lower annual     Higher annual
                       expenses than    expenses than
                       Class B          Class A
                       shares.          shares.


CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           SALES CHARGE     SALES CHARGE
                            AS A % OF         AS A % OF
YOUR INVESTMENT           OFFERING PRICE   YOUR INVESTMENT
---------------           --------------   ---------------
Up to $49,999...........       4.00%            4.08%
$50,000 up to $99,999...       3.50%            3.63%
$100,000 up to
  $249,999..............       3.00%            3.09%
$250,000 up to
  $499,999..............       2.00%            2.04%
$500,000 up to
  $999,999..............       1.00%            1.01%
$1,000,000 and
  above(1)..............       0.00%            0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CLASS B SHARES

                              CDSC AS A % OF DOLLAR
                                AMOUNT SUBJECT TO
    YEARS SINCE PURCHASE             CHARGE
    --------------------      ---------------------
           0-1.............           4.00%
           1-2.............           3.00%
           2-3.............           2.50%
           3-4.............           2.00%
           4-5.............           1.50%
           5-6.............           1.00%
           6-7.............           0.50%
      more than 7..........           None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

- Class B shares automatically convert to Class A shares of the Fund after seven years from the end of the month of purchase.

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges:

- Shares purchased through employer sponsored retirement plans.

- Shares purchased by clients with an investment advisory or similar relationship with the Advisor or its affiliates.

- Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds.


- Shares purchased through certain financial intermediaries that have entered into service agreements with the Fund's distributor.


REINSTATEMENT PRIVILEGE

If you have sold Class A or B shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number


- Exact name on your account and account number


- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


                                FUND MANAGEMENT

THE INVESTMENT ADVISOR


Froley, Revy Investment Company, Inc. (the "Advisor"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the Fund's investment advisor. The Advisor was founded in 1975 and managed in excess of $2.2 billion in convertible securities as of June 30, 2001.



First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $4 billion in assets as of June 30, 2001.



Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets. As a result of certain contractual fee waivers, for the fiscal year ended June 30, 2001, the Advisor received an investment advisory fee of 0.175% of the average daily net assets of the Fund.


Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

The Advisor has retained Trainer Wortham & Company, Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly-owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

PORTFOLIO MANAGER

The portfolio manager for the Fund is Andrea Revy O'Connell, CFA, CIC. Ms. O'Connell is Senior Portfolio Manager, President and Chief Executive Officer of Froley, Revy Investment Company, Inc. and Southwest Asset Management Company. She joined the Advisor in 1986 as a Financial Analyst and was made Vice President and Director of Research in 1990. She became a Principal in 1994 and was appointed to her current position in May, 2000.

Ms. O'Connell received her Chartered Financial Analyst designation in September 1992 and her Chartered Investment Counselor designation in December 1995. She is a member of the Association for Investment Management and Research, the Los Angeles Society of Financial Analysts and the Los Angeles Association of Investment Women. Ms. O'Connell holds a BA from the University of California at Los Angeles.

The Statement of Additional Information has more detailed information about the Advisor.

THE DISTRIBUTOR AND ADMINISTRATOR


PFPC Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Both are located at 3200 Horizon Drive, King of Prussia, PA 19406.

                              FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the financial performance of the Fund's Class A Shares since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A Shares of the Fund (assuming reinvestment of all dividends and distributions). Class B Shares of the Fund were not offered during this period. The information has been audited by Briggs, Bunting & Dougherty LLP, whose report on fiscal year 2001, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.



                                                                CONVERTIBLE
                                                                 SECURITIES
                                                                    FUND
                                                                PERIOD ENDED
                                                                  JUNE 30,
                                                                  2001(1)
                                                               --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.00
                                                                  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................          0.21
  Net gains (losses) on securities (both realized and
     unrealized)............................................         (0.80)
                                                                  --------
Total from investment operations............................         (0.59)
                                                                  --------
LESS DISTRIBUTIONS
  Dividends from net investment income......................         (0.13)
  Distributions from capital gains..........................         (0.30)
Total distributions.........................................         (0.43)
                                                                  --------
NET ASSET VALUE, END OF PERIOD..............................         $8.98
                                                                  ========
TOTAL RETURN................................................        (5.88%)+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)...........................       $14,730
Ratio of expenses to average net assets
  Before reimbursement of expenses by Advisor...............          1.95%*
  After reimbursement of expenses by Advisor................          1.50%*
Ratio of net investment income to average net assets
  Before reimbursement of expenses by Advisor...............          2.30%*
  After reimbursement of expenses by Advisor................          2.75%*
Portfolio turnover rate.....................................           159%#



(1)The Convertible Securities Fund commenced operations on August 28, 2000.



* Annualized



+ Since inception, not annualized and does not reflect sales load.



# Not annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                          845 THIRD AVENUE, 6TH FLOOR
                            NEW YORK, NEW YORK 10022
                           TELEPHONE: 1-888-257-4450

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov; or

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

    The following notice does not constitute part of and is not incorporated into the prospectus for the Froley, Revy Convertible Securities Fund.



                           THE TRAINER WORTHAM FUNDS



                                 PRIVACY POLICY



COMMITMENT TO CONSUMER PRIVACY



The Trainer Wortham Funds (the "Funds") are committed to handling investor information responsibly. We recognize and respect the privacy expectations of investors in portfolios of the Funds and we believe the confidentiality and security of your personal financial information is one of our financial responsibilities.



COLLECTION OF CONSUMER INFORMATION



The Funds collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on behalf of the Funds generally comes from the following sources:



-Account applications and other forms submitted by shareholders of portfolios of the Funds;



-Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about portfolios of the Funds;



-Transaction history of shareholder accounts with portfolios of the Funds; or



-Third parties.



DISCLOSURE OF CONSUMER INFORMATION



We disclose consumer information to third parties who are not affiliated with the Funds:



-as permitted by law, or



-to perform marketing services on behalf of portfolios of the Funds or pursuant to a joint marketing agreement between portfolios of the Funds and another financial institution.



SECURITY OF CONSUMER INFORMATION



We require service providers to the Funds:



-to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and



-to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and the Funds.

                               FROLEY, REVY CONVERTIBLE SECURITIES FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias

George A. Froley, III

Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call:


                                  866.TWFUNDS


                 866.893.8637



                             TRAINER WORTHAM FUNDS

---------------------------------------------------------


      845 Third Avenue, New York, New York 10022



                                                           TRAINER WORTHAM FUNDS



                                                               PROSPECTUS

                                                         November 1, 2001
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                              TRAINER WORTHAM FUNDS


            FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

                        SUPPLEMENT DATED NOVEMBER 1, 2001
                      TO PROSPECTUS DATED NOVEMBER 1, 2001



      The following information replaces and supersedes any contrary information contained in the Fund's Prospectus.

      The Fund has not yet commenced investment operations and shares of the Fund are not currently available.

















                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

            FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND


                                NOVEMBER 1, 2001



                               INVESTMENT ADVISOR

                      FROLEY, REVY INVESTMENT COMPANY, INC.
                         10900 WILSHIRE BLVD., SUITE 900
                          LOS ANGELES, CALIFORNIA 90024








                      A Series of the Trainer Wortham Funds

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

            FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

                                TABLE OF CONTENTS

 SUBJECT                                                                    PAGE

Risk/Return Summary and Fund Expenses
  Risk/Return Summary....................................................      1
  Annual Fees and Expenses...............................................      2
         Carefully review this important section for a summary of the Fund's investments, risks and fees.
Investment Objective and Strategies
  Investment Objective...................................................      3
  Policies and Strategies................................................      3
  Prior Performance of Comparable Accounts...............................      3
  Investment Risks.......................................................      4
    This section contains details on the Fund's investment strategies and risks. Shareholder Information
  Pricing of Fund Shares.................................................      4
  Purchasing and Adding to Your Shares...................................      5
  Selling Your Shares....................................................      5
  Distribution Arrangements/Sales Charges................................      7
  Exchanging Your Shares.................................................      9
  Dividends, Distributions and Taxes.....................................      9
         Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.
Fund Management
  The Investment Advisor.................................................     10
  Portfolio Manager......................................................     10
  The Distributor and Administrator......................................     10
         Review this section for details on the people and organizations who oversee the Fund and its investments.

                      RISK/RETURN SUMMARY AND FUND EXPENSES

FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment grade convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock. Predominantly all of the total assets will be invested in convertible securities, although the Fund may temporarily hold common stocks up on the conversion of a bond or preferred security. At least 80% of the portfolio's holdings of convertible securities will have credit ratings that are investment-grade by at least one service.

PRINCIPAL INVESTMENT RISKS


The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of First Republic Bank or any other federally insured depository institution nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

-        Investing for a period of time in excess of 2 to 3 years

-        Looking to increase the income component of your equity investments

- Looking for a well-diversified fixed-income portfolio that provides the potential for growth of your investment

-        Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

-        Investing emergency reserves

-        Seeking safety of principal

-        Seeking high current income

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                                                CLASS A       CLASS B
                                                                                                 SHARES        SHARES
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases........................................         3.00%(1)        None
Maximum Deferred Sales Charge (load)....................................................          None        4.00%(2)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.........................................................................          0.50%         0.50%
Distribution and Service (12b-1)Fees....................................................          0.25%         0.75%
Other Expenses*.........................................................................          0.75%         0.75%
                                                                                                  ----          ----
Total Annual Fund Operating Expenses(3).................................................          1.50%         2.00%
                                                                                                  ----          ----
Fee Waivers and/or Expense Reimbursements(3.............................................            --            --
Net Expenses(3).........................................................................          1.50%         2.00%
                                                                                                  =====         =====

* "Other Expenses" for the Fund's initial year of operations have been estimated.

(1)Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2)The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over seven years starting with year one and ending in year seven as follows: 4%, 3%, 2.5%, 2.0%, 1.5%, 1.0%, 0.5%. After the seventh year, Class B Shares will be automatically converted to Class A Shares.


(3)The Advisor has entered into a contractual expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.50% and 2.00%, respectively, and the repayment is made within three years after the year in which the Advisor incurred the expense.


EXPENSE EXAMPLE
Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-        $10,000 investment
-        5% annual return
-        redemption at the end of each period
-        no changes in the Fund's operating expenses
-        reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

INVESTMENT GRADE CONVERTIBLE SECURITIES FUND                       1 YEAR  3 YEARS

Class A Shares..................................................   $448       $760
Class B Shares
  Assuming Redemption ..........................................   $603       $877

  Assuming no Redemption........................................   $203       $627

                       INVESTMENT OBJECTIVE AND STRATEGIES
           FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND



INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek total return through the combination of current income and long-term capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests primarily in investment grade convertible securities of companies that the Advisor believes have above-average growth rates and sound financial characteristics.

Consistent with the Fund's investment objective, the Fund:

- generally invests substantially all of the value of its total assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks

- may invest up to 30% of its net assets in: money market instruments, non-convertible corporate or government debt securities

- may temporarily hold common stock received upon the conversion of a convertible stock

-  may invest in stock index futures

- may borrow money to meet shareholder redemptions, but not for speculative purposes.

-  may invest in other investment companies.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

The table below sets forth performance data relating to the historical performance of privately managed accounts of the Advisor (the "Composite").

Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. None of the accounts in the Composite were subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Class B shares of the Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary. These results do not reflect the impact of any applicable sales charges or account fees which would reduce returns.

                       TOTAL RETURN FOR THE COMPOSITE AND
                 THE MERRILL LYNCH INVESTMENT GRADE CONVERTIBLE
                                 SECURITY INDEX


                                       ML INVESTMENT GRADE
                                          CONVERTIBLE
                    COMPOSITE               INDEX+
                   ------------         ------------------
                      ANNUAL                ANNUAL
YEAR               TOTAL RETURN          TOTAL RETURN
-------------      ------------         ------------------
2000.......           -5.7%                  3.3%
1999.......           41.7%                 13.7%
1998.......           17.6%                 12.2%
1997.......           17.2%                 19.5%
1996.......           11.3%                 14.7%
1995.......           22.2%                 24.2%
1994.......           -5.0%                 -3.3%
1993.......           12.5%                 13.8%
1992.......           16.9%                 18.3%
1991.......           17.3%                 23.2%

                                           ML INVESTMENT GRADE
                                              CONVERTIBLE
                         COMPOSITE               INDEX+
                      --------------       -------------------
    TIME PERIOD       AVERAGE ANNUAL          AVERAGE
 (THRU 12/31/00)*      TOTAL RETURN            ANNUAL
                                            TOTAL RETURN
-----------------     --------------       -------------------
  1 year.........          -5.7%                3.3%
  3 years........          16.2%                9.6%
  5 years........          15.4%               12.5%
Since Inception
  (1/1/91).......          13.9%               13.7%


+ The Merrill Lynch Investment Grade Convertible Index measures the performance of a broad mix of investment grade convertible securities. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.


* For the period January 1, 2001 through June 30, 2001, the aggregate total return for the Composite was -9.9%% and the aggregate total return for the Merrill Lynch Investment Grade Convertible Index was -1.6%.


INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:


- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.



- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.



- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a majority of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.


                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED


The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                     NAV =
                           Total Assets - Liabilities
                           ---------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges". This is what is known as the offering price.



The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.


PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


The minimum initial investment in the Fund is $100,000. Subsequent investments must be at least $10,000. PFPC Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received plus any applicable sales charge. Investors may purchase shares of the Fund by check or wire, as described below.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.


Shares of the Fund may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the Fund, consistent with its investment objective, policies and limitations, and must have readily available market valuations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Advisor at (800) 544-1559 in order to receive the necessary approval to engage in such a transaction. Affiliated persons of the Fund may not purchase shares in this manner in the absence of SEC approval.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Froley, Revy Investment Grade Convertible Securities Fund."


3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.


Subsequent Investment:


1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania 19406.


BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


For initial investment: Before wiring funds, you should call 1-866-893-8637 to receive an account number. Follow the instructions below after receiving your account number.


For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #

Mail a completed account application to PFPC at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Your proceeds will be reduced by any applicable CDSC. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES
BY TELEPHONE (unless you have declined telephone sales privileges)


1. Call 1-866-893-8637 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


BY MAIL Write a letter of instruction indicating:

-        Fund name and account number

-        amount you wish to redeem

-        address where your check should be sent

-        account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406.

BY WIRE TRANSFER

You must indicate this option on your application.


The Fund may charge a wire transfer fee.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.


Call 1-866-893-8637 to request a wire transfer. If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.    Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

-        Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

-        The check is not being mailed to the address on your account

-        The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.


REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT



When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $75,000, the Fund may ask you to increase your balance. If it is still below $75,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/ SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.


                              CLASS A               CLASS B
                              -------               -------
Sales Charge (Load)           Front-end             No
                              sales                 front-end
                              charge (not           sales
                              applicable            charge. A
                              to money              contingent
                              market                deferred
                              funds);               sales
                              reduced               charge
                              sales                 (CDSC) may
                              charges               be imposed
                              available             on shares
                                                    redeemed within
                                                    seven years
                                                    after purchase;
                                                    shares
                                                    automatically
                                                    convert to
                                                    Class A
                                                    Shares after
                                                    7 years. Maximum
                                                    investment is
                                                    $250,000.

Distribution and              Subject to            Subject to
Service (12b-1) Fee           annual                annual
                              distribution          distribution
                              and                   and
                              shareholder           shareholder
                              servicing             servicing
                              fees of up            fees of up
                              to 0.25% of           to 0.75%
                              the Fund's            of the
                              assets.               Fund's
                                                    assets.

Fund Expenses                 Lower                 Higher
                              annual                annual
                              expenses              expenses
                              then Class            than Class
                              B shares.             A shares.


CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                               SALES                 SALES CHARGE
                               CHARGE                  AS A % OF
                             AS A % OF                   YOUR
YOUR INVESTMENT            OFFERING PRICE             INVESTMENT
$100,000 up to $249,999        3.00%                     3.09%
$250,000 up to $499,999        2.00%                     2.04%
$500,000 up to $999,999        1.00%                     1.01%
$1,000,000 and above(1)        0.00%                     0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CLASS B SHARES

                             CDSC AS A % OF
                              DOLLAR AMOUNT
  YEARS SINCE PURCHASE      SUBJECT TO CHARGE
0-1....................           4.00%
1-2....................           3.00%
2-3....................           2.50%
3-4....................           2.00%
4-5....................           1.50%
5-6....................           1.00%
6-7....................           0.50%
more than 7............            None


If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

- Class B shares automatically convert to Class A shares of the Fund after seven years from the end of the month of purchase.

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $250,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges:

-     Shares purchased through employer sponsored retirement plans.

- Shares purchased by clients with an investment advisory or similar relationship with the Advisor or its affiliates.

- Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds.


- Shares purchased through certain financial intermediaries that have entered into service agreements with the Fund's distributor.



REINSTATEMENT PRIVILEGE

If you have sold Class A or B shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

-     Your name and telephone number


-     Exact name on your account and account number


-     Taxpayer identification number (usually your Social Security number)

-     Dollar value or number of shares to be exchanged

-     The name of the Fund from which the exchange is to be made

-     The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.


The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                 FUND MANAGEMENT

THE INVESTMENT ADVISOR


Froley, Revy Investment Company, Inc. (the "Advisor"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the Fund's investment advisor. The Advisor was founded in 1975 and currently manages in excess of $2.2 billion in convertible securities.



First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $4 billion in assets as of June 30, 2001.


Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.50% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.


The Advisor has retained Trainer Wortham & Company, Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly-owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

PORTFOLIO MANAGER

The portfolio manager for the Fund is Ravi Malik, CFA. Mr. Malik is a Senior Portfolio Manager and Managing Director of the Advisor, having joined the firm in 1994. His prior experience was with Jefferies & Co. as a research analyst.

Mr. Malik holds a BA in Mathematics and Economics from Punjab University in Chandirgarh, India and an MBA from the Anderson School of Management of the University of California at Los Angeles. Mr. Malik is a member of the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research. Mr. Malik received his CFA designation in 1997.

The Statement of Additional Information has more detailed information about the Advisor.

THE DISTRIBUTOR AND ADMINISTRATOR


PFPC Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Both are located at 3200 Horizon Drive, King of Prussia, PA 19406.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                              TRAINER WORTHAM FUNDS
                           845 THIRD AVENUE, 6TH FLOOR
                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 1-888-257-4450

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov; or

-     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

 The following notice does not constitute part of and is not incorporated into the prospectus for the Froley, Revy Investment Grade Convertible Securities
                                     Fund.



                            THE TRAINER WORTHAM FUNDS



                                 PRIVACY POLICY



Commitment to Consumer Privacy



    The Trainer Wortham Funds (the "Funds") are committed to handling investor information responsibly. We recognize and respect the privacy expectations of investors in portfolios of the Funds and we believe the confidentiality and security of your personal financial information is one of our financial responsibilities.



Collection of Consumer Information



    The Funds collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on behalf of the Funds generally comes from the following sources:



      - Account applications and other forms submitted by shareholders of portfolios of the Funds;



      - Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about portfolios of the Funds;



      - Transaction history of shareholder accounts with portfolios of the Funds; or



      -     Third parties.



Disclosure of Consumer Information



    We disclose consumer information to third parties who are not affiliated with the Funds:



      -     as permitted by law, or



      - to perform marketing services on behalf of portfolios of the Funds or pursuant to a joint marketing agreement between portfolios of the Funds and another financial institution.



Security of Consumer Information



    We require service providers to the Funds:



      - to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and



      - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and the Funds.

TRUSTEES:


Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell











For additional information about the Trainer Wortham Funds call:

                                  888.257.4450



                              TRAINER WORTHAM FUNDS


845 Third Avenue/6th Floor, New York, New York 10022








TRAINER WORTHAM FUNDS



 FROLEY, REVY INVESTMENT GRADE
 CONVERTIBLE SECURITIES FUND




                                                            PROSPECTUS
                                                      November 1, 2001












NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 2001


                              TRAINER WORTHAM FUNDS


                        TRAINER WORTHAM FIRST MUTUAL FUND
                     TRAINER WORTHAM TOTAL RETURN BOND FUND
                      TRAINER WORTHAM LARGE-CAP GROWTH FUND
                    FROLEY, REVY CONVERTIBLE SECURITIES FUND
            FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND







         This Statement of Additional Information for the Trainer Wortham Funds (the "Trust") relates to the following series of the Trust: Trainer Wortham First Mutual Fund ("First Mutual Fund"), Trainer Wortham Total Return Bond Fund ("Total Return Bond Fund"), Trainer Wortham Large-Cap Growth Fund ("Large-Cap Growth Fund"), (collectively referred to as the "TW Funds"), Froley, Revy Convertible Securities Fund ("Convertible Securities Fund"), and Froley, Revy Investment Grade Convertible Securities Fund ("Investment Grade Convertible Securities Fund") (collectively referred to as the "Froley Revy Funds"). The TW Funds and the Froley Revy Funds are also referred to as the "Funds". As of the date of this Statement of Additional Information, the Investment Grade Convertible Securities Fund has not commenced operations. Information concerning each Fund is provided in separate Prospectuses. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in each Prospectus. No investment in shares should be made without first reading the applicable Prospectus. Prospectuses may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling 866-TWFUNDS, 866-893-8637 or by going online to www.trainerwortham.com.



          The Trust's most recent Annual Report to Shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. ' The Trust's Annual and Semi-Annual Reports to Shareholders are also available without charge by calling 866-TWFUNDS, 866-893-8637.





                                NOVEMBER 1, 2001

                                TABLE OF CONTENTS


THE TRUST ......................................................................     1
INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS ..................     1
   Depository Receipts .........................................................     1
   Convertible Securities ......................................................     2
   U.S. Government Securities ..................................................     2
   U.S. Treasury Securities ....................................................     2
   Illiquid Securities .........................................................     2
   Repurchase Agreements .......................................................     3
   Money Market Instruments ....................................................     3
   Fixed-Income Securities .....................................................     3
   High-Yield/High Risk and Unrated Securities .................................     5
   Forward Commitments .........................................................     5
   Mortgage-Related Securities .................................................     6
   Asset-Backed Securities .....................................................     6
   Municipal Obligations .......................................................     7
   Zero Coupon & Stripped Securities ...........................................     7
   Foreign Government Obligations: Securities of Supranational Entities ........     7
   Other Foreign Securities ....................................................     8
   Options .....................................................................     9
   Stock Index Futures .........................................................    10
   Shares of Investment Companies ..............................................    10
   Loans of Portfolio Securities ...............................................    11
   Borrowing ...................................................................    12
   Portfolio Turnover ..........................................................    12
INVESTMENT LIMITATIONS OF THE FUNDS ............................................    12
   Other Investment Restrictions ...............................................    13
MANAGEMENT OF THE TRUST ........................................................    13
   Trustees and Officers of the Trust ..........................................    14
PRINCIPAL HOLDERS OF SECURITIES ................................................    20
INVESTMENT ADVISORY AND OTHER SERVICES .........................................    25
   The Investment Advisors .....................................................    25
   The Distributor .............................................................    27
   Distribution and Shareholder Service Plans ..................................    27
   The Administrator ...........................................................    29
   Transfer Agent and Fund Accountant ..........................................    30
   The Custodian ...............................................................    30
   Independent Auditors ........................................................    30
   Brokerage Commissions .......................................................    30
NET ASSET VALUE ................................................................    31
   Systematic Withdrawal Plan ..................................................    31

TAXES ..........................................................................
PERFORMANCE INFORMATION ........................................................
    Calculation of Total Return ................................................
SHARES OF BENEFICIAL INTEREST ..................................................
    Description of Shares ......................................................
    Shareholder Meetings .......................................................


FINANCIAL STATEMENTS ...........................................................

                                    THE TRUST









TRAINER WORTHAM FIRST MUTUAL FUND



         The Trust is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995. Each Fund is each classified as diversified, meaning that, with respect to 75% of its total assets, it has not invested more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of each Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                            AND RELATED RISK FACTORS





Depository Receipts



         The Funds, with the exception of the Total Return Bond Fund, may invest in American Depository Receipts ("ADRs").



         The Froley Revy Funds may also invest in Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depository receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depository receipts may provide less information to receipt holders. Investments in depository receipts do not eliminate the risks in investing in foreign issuers. The market value of depository receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depository receipts and the underlying securities are quoted.

Convertible Securities



         The Funds may invest in convertible securities. Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.



         The Funds may invest in mandatory convertible securities. These securities are typically of or near investment grade quality and are designed to pay holders a higher dividend than would otherwise be received as a common stock holder. These securities also carry a mandatory conversion feature that requires the company to convert the instrument into common stock at a specific future date.



         The Funds may invest in zero coupon and OID (Original Issue Discount) bonds. These convertible securities either do not pay a coupon or pay an extremely small coupon payment. These instruments are sold at a discount to par value and are typically putable back to the issuer at an escalating price in the future.



         The Funds may invest in synthetic convertible securities. These securities have characteristics similar to a generic convertible bond, but typically have a high investment grade rating. Their bond rating is generally high because the instruments are backed by the credit of a major financial institution. A synthetic security is generally created specifically for an investor or group of investors that want exposure to a company or sector, but require dividend income. In exchange for providing exposure to a specific company or sector, the synthetic instrument is typically sold above fair value and there is reduced liquidity in the secondary market if the issue size is small.



U.S. Government Securities


         Each Fund may invest in U. S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by right of the issuer to borrow from the Treasury. others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.




U.S. Treasury Securities


         Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.


Illiquid Securities

    Each Fund may not invest more than 10% of the value of its net assets (15% for the Froley Revy Funds) in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to these limits. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. A Fund may purchase securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, and these securities are subject to certain legal or contractual restrictions on transfer that restrict their liquidity. Securities which are freely tradeable under Rule 144A may be treated as liquid if the Trustees of the Trust are satisfied that there is sufficient trading activity and reliable price information. The Trustees have authorized each Fund's investment advisor to make liquidity determinations with respect to such securities pursuant to procedures approved and adopted by the Board.



Repurchase Agreements


         Each Fund may engage in repurchase agreement transactions. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which its investment advisor deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "Act").



Money Market Instruments


         Each Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission (the "SEC") remaining maturities of 13 months or less. Each Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.



Fixed-Income Securities

         Investors in each Fund should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by a Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.


         The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Fund has been adversely changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.


         Holding such securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Group ("S&P") or Fitch IBCA ("Fitch"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated "BBB" to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment.

High-Yield/High-Risk and Unrated Securities



         The Convertible Securities Fund and the Investment Grade Convertible Securities Fund may each invest in securities that are rated below investment grade (i.e., securities rated BB or lower by S&P or BA or lower by Moody's. Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.



         Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. High-yield securities are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers.



         Although the Funds generally will purchase securities for which the advisor expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices.



         The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.



         Each Froley Revy Fund may invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be treated as investments in high-yield investments by each Fund unless the advisor deems such securities to be the equivalent of investment grade securities.



Forward Commitments


         The Total Return Bond Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.


         Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

Mortgage-Related Securities



         Mortgage-related securities which may be purchased by the Total Return Bond Fund are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.



         No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.




Asset-Backed Securities



         The Total Return Bond Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.


         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.



Municipal Obligations



         The Total Return Bond Fund may invest in municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.


         Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

         Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.



Zero Coupon and Stripped Securities



         The Total Return Bond Fund may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


         Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.



Foreign Government Obligations; Securities of Supranational Entities

         The Total Return Bond Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.




Other Foreign Securities



         The Total Return Bond Fund and the Froley Revy Funds may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.


         The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Options



         The Froley Revy Funds may invest in options. An option is an instrument that gives the holder of the contract the right, but not the obligation, to buy or sell a predetermined number of specific securities (i.e. common stocks or bonds) at a stated price within the expiration period, which is generally less than 12 months. If the right is not exercised after a specific period, the option expires. Both put and call options may be used by the Froley Revy Funds.

Stock Index Futures



         Each Froley Revy Fund may invest in stock index futures, which are contracts for the purchase or sale for future delivery of contracts based on certain financial indices, including equity indices. Typically a Fund will enter into a stock index futures contract as a temporary substitute for actual stock purchases in order to reduce transaction costs while gaining exposure to a specific market or state segment.



         The purchasing of stock index futures entails certain risks including the risk that a Fund's overall performance could be adversely affected if the advisor's investment judgment in purchasing such an instrument proves incorrect and the value decreases. Futures prices are affected by many factors such as current and anticipated price levels in the short-term interest rates, changes in volatility of the underlying custodian with sufficient cash instruments and the time remaining until the expiration of the contract.




Shares Of Investment Companies



         Each Froley Revy Fund may invest in the shares of other investment companies to the extent permitted under the Act. The return on a Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.






Loans Of Portfolio Securities


         Each Froley Revy Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 33-1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the advisor to be of good standing.

Borrowing


         Each Froley Revy Fund may borrow from banks up to 33-1/3% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.








Portfolio Turnover


         The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by a Fund's average month-end long-term investments. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders. For the fiscal year ended June 30, 2001, the portfolio turnover rates for the First Mutual Fund the Large-Cap Growth Fund and Convertible Securities Fund were 51%, 151% and 159%, respectively.





                       INVESTMENT LIMITATIONS OF THE FUNDS

         The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

     (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.


     (b) DIVERSIFICATION: The Funds, have adopted the policy prohibiting them from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).


     (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S.

         Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

     (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

     (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

     (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.


     (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.



     (h) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds, except for the Froley Revy Funds, will not invest in the securities of other investment companies.


     (i) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by each Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS


With the exception of the Froley Revy Funds, the Funds will not:



     (a) invest in oil, gas or mineral leases;



     (b) invest in excess of 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;



     (c) invest in real estate limited partnerships; and



     (d) purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.



     (e) purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its investment advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its investment advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.



                             MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust


         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently ten Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

NAME,  DATE OF BIRTH &                   POSITION(S) HELD        PRINCIPAL OCCUPATION
ADDRESS                                  WITH TRUST              PAST FIVE YEARS
James F. Twaddell  (04-11-39) c/o        Chairman of the         Investment banker at Schneider Securities, Inc.,
Schneider Securities, Inc.               Board; Trustee since    Providence, Rhode Island, since June 1995; prior to
2 Charles Street                         1979                    June 1995, Chairman of the Board, Representative of
Providence, RI  02904                                            Barclay Investment, Inc.

Robert H. Breslin, Jr.  (07-20-28)       Trustee since 1979;     Partner in the law firm of Breslin & Sweeney,
107 Forge Road                           Member of Audit         Warwick, RI. since 1970.
E. Greenwich, RI  02818                  Committee

David P. Como(1)  (04-17-46)             Trustee since 1984;     Managing Director, Trainer Wortham & Co., Inc.
111 Pine Street                          President               since 1969.
 Suite 1350
San Francisco, CA  94111

Raymond Eisenberg  (09-10-23)            Trustee since 1960;     President of Raymond Eisenberg & Associates, PC
488 County Street                        Chairman of the         Accountants and Auditors Bedford, MA since 1980
New Bedford, MA 02740                    Audit Committee

George A. Froley, III(1) (07-20-38)      Trustee since 2000       Principal and Chairman of Froley, Revy Investment
10900 Wilshire Blvd.                                             Company, Inc. and Southwest Asset Management
Suite 900                                                        Company.
Los Angeles, CA 90024

David Elias(1)  (07-28-45)               Trustee since 1991      President and Chief Investment Officer of Elias
500 Essjay Road                                                  Asset Management, Buffalo, NY since 1978.
Suite 220
Williamsville, NY  14221

NAME,  DATE OF BIRTH &                   POSITION(S) HELD        PRINCIPAL OCCUPATION
ADDRESS                                  WITH TRUST              PAST FIVE YEARS
Robert S. Lazar  (01-01-43)              Trustee since 1976;     Retired in 1992, formerly an Engineer, Newport, RI;
P.O. Box 4158                            Member of the           Director Newport Federal Savings Bank, Newport, RI.
Middletown, RI 02842-0011                Audit Committee

Martin S. Levine  (10-17-53)             Trustee since 1994;     Controller and Chief Financial Officer of John P.
c/o John P. Picone, Inc.                 Member of the           Picone, Inc., Co Engineers, Lawrence, NY, since
31 Garden Lane                           Audit Committee         1984.
Lawrence, NY  11559

Devon Porpora  (05-02-76)                Vice President          Research Analyst & Portfolio Manager for Trainer
111 Pine Street                                                  Wortham & Company, Inc. since 1999.
Suite 1350
San Francisco, CA  94111

Timothy J. O'Hara  (07-31-50)            Trustee since 1998;     Publisher of CU Journal, a national weekly
Faulkner & Gray                          Member of the Audit     financial newspaper owned by Faulkner & Gray, Inc.
224 Datura Street                        Committee
Suite 709
W. Palm Beach, FL 33401

Todd Eisenberg  (09-11-60)               Trustee since July      Managing Partner for Petitti, Eisenberg & Gamache,
488 Pleasant Street                      1999; Member of the     P.C. since 1982.
New Bedford, MA  02740                   Audit Committee

John D. Knox  (06-06-59)                 Vice President          Fixed Income Portfolio Manager of Trainer Wortham
845 Third Avenue                                                 since 1994.
6th Floor
New York, NY  10022

NAME,  DATE OF BIRTH &                   POSITION(S) HELD        PRINCIPAL OCCUPATION
ADDRESS                                  WITH TRUST              PAST FIVE YEARS
Robert Vile  (10-12-57)                  Vice President          Equity Portfolio Manager of Trainer Wortham Funds
845 Third Avenue                                                 since 1999.
6th Floor
New York, NY  10022

Joanne Pietrini Smith  (12-08-63)        Chief Administrative    Chief Administrative Officer of Trainer Wortham &
845 Third Avenue                         Officer                 Company, Inc. Vice President and Chief Investment
6th Floor                                                        Officer of First Republic Bank.
New York, NY  10022

Mary Jane Maloney  (06-21-58)            Secretary               Vice President of Regulatory Administration at PFPC
400 Bellevue Parkway, 3rd Fl.                                    Inc. since 1997.  Previously, Compliance Officer,
Wilmington, DE  19809                                            SEI Investments Company.

James G. Shaw  (10-01-60)                                        Vice President of Fund Accounting and
3200 Horizon Drive                       Treasurer               Administration at PFPC Inc.
King of Prussia, PA  19406

Andrea Revy O'Connell (02-15-63)         Vice President          Senior Portfolio Manager, President and Chief
10900 Wilshire Blvd.                                             Executive Officer of Froley, Revy Investment
Suite 900                                                        Company, Inc. and Southwest Asset Management
Los Angeles, CA 90024                                            Company.



(1) "Interested person" within the meaning of Section 2(a)(19) of the Act. Mr. Como is an "interested person" by reason of his affiliation with an investment advisor of the Trust and as a result of being an Officer of the Trust. Mr. Elias and Mr. Froley each may be regarded as an "interested person" by reason of a material business relationship with an investment advisor of the Trust.



         The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is comprised of at least three disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.



         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended June 30, 2001.

COMPENSATION TABLE:


                  NAME                AGGREGATE COMPENSATION                 TOTAL COMPENSATION FROM
                                            FROM TRUST                        TRUST AND FUND COMPLEX
James F. Twaddell,                            $9,200                                  $9,200
Chairman
Robert H. Breslin, Jr.,                       $9,200                                  $9,200
Trustee, Member of Audit
Committee
David P. Como(l) ,                                $0                                      $0
Trustee
Raymond Eisenberg,                            $9,200                                  $9,200
Trustee, Chairman of the
Audit Committee
George A. Froley, III(l)                          $0                                      $0
Trustee
David Elias(l),                                   $0                                      $0
Trustee
Robert S. Lazar,                              $9,200                                  $9,200
Trustee, Member of Audit
Committee
Martin S. Levine,                             $7,700                                  $7,700
Trustee, Member of Audit
Committee
Timothy J. O'Hara,                            $9,200                                  $9,200
Trustee, Member of Audit
Committee
Todd Eisenberg                                $9,200                                  $9,200
Trustee, Member of Audit
Committee

         As of June 30, 2001, the compensation for disinterested Trustees included a fee of $1,500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. Mr. Como and Mr. Froley are officers and/or trustees of an investment advisor to the Trust, which receives fees from the Trust for acting as its investment advisor. (See the section entitled "THE INVESTMENT ADVISORS.")

PRINCIPAL HOLDERS OF SECURITIES



         Listed below are the names and addresses of those shareholders and accounts who, as of October 9, 2001, owned of record or beneficially 5% or more of the shares of a Fund.



         Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.



As of October 9, 2001, the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund.





As of October 9, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of First Mutual Fund:



NAME AND ADDRESS OF BENEFICIAL OWNER          NUMBER OF SHARES HELD           PERCENTAGE
------------------------------------          ---------------------           ----------
Trainer Wortham Profit Sharing Trust               456,840.168                  12.19%
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY  10022-6601

First Republic Bank                                309,343.396                  8.25%
dba First Republic Trust Co.
111 Pine Street
San Francisco, CA  94111

Charles Schwab & Co., Inc.                         190,042.458                  5.07%
101 Montgomery Street
San Francisco, CA  94104-4122



As of October 9, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of Total Return Bond Fund:

NAME AND ADDRESS OF BENEFICIAL OWNER                            NUMBER OF SHARES HELD                  PERCENTAGE
------------------------------------                            ---------------------                  ----------
H. Williamson Ghriskey, Jr.                                          429,904.534                         16.24%
TRST Margot Marsh Biodiversity Foundation
c/o Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY  10022-6601

First Republic Bank                                                  261,911.765                         9.90%
c/o Trainer Wortham & Co.
Attn. Marguerite Finn
845 Third Avenue
New York, NY  10022-6601

Daniel U. Escaro                                                     153,009.256                         5.78%
TRST York Labs PSP
DTD N/A
c/o York Hospital

1001 S. George Street
York, PA  17403-3676

HW Mali Profit Sharing Ret. Plan                                     148,820.946                         5.62%
c/o Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY  10022-6601

United Methodist Home                                                136,275.641                         5.15%
Attn. Marguerite Finn
580 Long Hill Avenue
Shelton, CN  06484



As of October 9, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of Large-Cap Growth Fund:



NAME AND ADDRESS OF BENEFICIAL OWNER                            NUMBER OF SHARES HELD                  PERCENTAGE
PFPC Trust Co. C/F R/O IRA FBO                                       42,330.921                          12.64%
Kenneth R. Sparks
8113 Ainsworth Avenue
Springfield, PA  22152-2431

Ann C. Kendall and Caroline Sikorsky                                 22,441.652                          6.70%
Trst Ann C. Kendall 1994 Rev Trust
c/o Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY  10022

PFPC Trust Co. C/F IRA FBO                                           18,813.427                          5.62%

Roland Sanchez
1116 West Newark Avenue
Monterey Park, CA  91754

Sally H. Walburn                                                     17,381.368                          5.19%
41 Ridgeland
Tuscaloosa, AL  35406-0000



As of October 9, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Froley, Revy Convertible Securities Fund:



NAME AND ADDRESS OF BENEFICIAL OWNER                            NUMBER OF SHARES HELD                  PERCENTAGE
------------------------------------                            ---------------------                  ----------
M. Inge Johnstone                                                    229,906.673                         12.97%
Trst M. Inge Johnstone Family Trust
c/o Bay Bank Trust Dept.
P.O. Box 59350
Panama City, FL  32412-0350
                                                                    173,2243.757                         9.77%
PFPC Trust Co. C/F IRA FBO
Dan Neuhar
P.O. Box 16277
Beverly Hills, CA  90209

PFPC Trust Co.  C/F IRA FBO                                          163,462.514                         9.22%
Michel Bernstein
P.O. Box 16277
Beverly Hills, CA  90209

Ronald W. Bell                                                       125,595.055                         7.09%
Trst Tyler Marital Trust Co.
11573 Los Osos Valley Rd.
San Luis Obispo, CA  93405

Wallette A. Shidler                                                  113,478.795                         6.40%
810 Richards Street, Suite 1000
Honolulu, HI  96813-0000

PFPC Trust Co.  C/F IRA FBO                                          113,464.293                         6.40%
Marvin M. Gladstone
2542 Circle Drive
Newport Beach, CA  92663

Dan Neuhar                                                           112,622.794                         6.35%
Trst Dan and Carol Neuhar Liv Trust
P.O. Box 16277
Beverly Hills, CA  90209

                     INVESTMENT ADVISORY AND OTHER SERVICES



The Investment Advisors



         Trainer Wortham & Co., Inc. ("TW & Co."), with offices at 845 Third Avenue, New York, NY 10022, serves as the investment advisor of the First Mutual Fund, Large-Cap Growth Fund and Total Return Bond Fund. TW & Co., organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. TW & Co. is registered as an investment advisor under the Investment Advisors Act of 1940, as amended, and manages approximately $3.7 billion in investment accounts as of June 30, 2001. TW & Co. is a wholly-owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and had approximately $4 billion in assets as of June 30, 2001.



         The Directors of TW & Co. are: A. Alexander Arnold III, Katherine August deWilde, David P. Como, James P. Conn, H. Williamson Ghriskey, Jr., James
H. Herbert, II, Charles V. Moore and Roger O. Walther. Mr. Como, Managing Director of TW & Co., is the President and a Trustee of the Trust.

         Froley, Revy Investment Company, Inc. ("Froley Revy" and, together with TW & Co., the "Advisors"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the investment advisor for the Froley Revy Funds. Froley Revy is registered as an investment advisor under the Investment Advisors Act of 1940, as amended, and as of June 30, 2001, manages approximately $2.2 billion in investment accounts. First Republic Bank owns 19.9% of Froley Revy.



         Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisors will manage the Funds' investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisors are not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisors in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.



         Pursuant to individual Investment Advisory Agreements, with respect to First Mutual Fund and Large-Cap Growth Fund, TW & Co. receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of each Fund's average daily net assets; with respect to Total Return Bond Fund, TW & Co. receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, TW & Co. may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be.



         For the fiscal years ended June 30, 2001, 2000 and 1999, with respect to First Mutual Fund, the Fund paid TW & Co. fees aggregating $443,156, $475,160 and $331,176, respectively.



         With respect to the Total Return Bond Fund, for the fiscal year ended June 30, 2001, the TW & Co. earned fees of $108,556 of which $26,390 were waived. For the fiscal year ended June 30, 2000, TW & Co. earned fees of $78,537, of which $69,117 were waived. For the fiscal year ended June 30, 1999, TW & Co. earned fees of $63,531, of which $36,141 were waived. The Advisor has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses in amounts necessary to limit the annual operating expenses of the Fund to 1.00% of the Fund's average daily net assets during the current fiscal year. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $95,507 of which $69, 117 can be recouped through June 30, 2003 and $26,390 can be recouped through June 30, 2004.



         With respect to the Large Cap Growth Fund, for the fiscal year ended June 30, 2001, TW & Co. earned fees of $20,778 all of which were waived. For the fiscal period ended June 30, 2000, TW & Co. earned fees of $6,145, all of which were waived. The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor agreed to waive advisory fees and reimburse other operating expenses to the extent necessary to limit total operating expenses to 1.50% of the Fund's average daily net assets for the current fiscal year. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $159,582 of which $78,292 can be recouped through June 30, 2003 and $81,290 can be recouped through June 30, 2004.



         Pursuant to individual Investment Advisory Agreements, Froley Revy receives an annual investment advisory fee, accrued daily and paid monthly, of 0.625% of the Convertible Securities Fund's average daily net assets; 0.50% of the Investment Grade Convertible Securities Fund's average daily net assets. From time to time, Froley Revy may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be.



         With respect to the Convertible Securities Fund, for the fiscal period ended June 30, 2001, Froley Revy was entitled to receive fees of $56,527, of which $40,797 was waived. The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the total operating expenses of the Class A shares and the Class B shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $40,797 which can be recouped through June 30, 2004.



         Froley Revy has retained TW & Co. to serve as sub-investment advisor to the Convertible Securities Fund and the Investment Grade Convertible Securities Fund. For its sub-investment advisory services, TW & Co. receives a fee of up to 0.0625% of the average daily net assets of the Convertible Securities Fund and a fee of up to 0.050% of the average daily net assets of the Investment Grade Convertible Securities Fund. The Sub-investment advisory fees are paid directly by Froley Revy and are not paid by the Funds.



The Distributor


         PFPC Distributors (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406 serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement").


The Underwriting Agreement may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.



Code of Ethics



         The Trust, TW & Co., Froley Revy and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Act, applicable to the Securities Trading practices of their personnel. Each respective Code permits the covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.




Distribution and Shareholder Service Plans



          First Mutual Fund and Large-Cap Growth Fund each have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "TW Plans"). The TW Plans permit each Fund to pay certain expenses associated with the distribution of its shares. The Plans provide that each Fund will reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

         Each TW Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund;
(3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.



         All such payments made pursuant to the TW Plans shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.



         The Convertible Securities Fund and the Investment Grade Convertible Securities Fund have also adopted Distribution Services Plans pursuant to Rule 12b-1 under the Act (the "FR Plans" and, together with the TW Plans, the "Plans") with respect to each class of shares offered by the Funds in order to pay for activities primarily intended to result in the sale of a Fund's shares. Pursuant to the FR Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's assets attributable to Class A Shares, and up to 0.25% of these fees may be used for distribution purposes and up to 0.25% of these fees may be used for activities or expenses related to account maintenance or personal service to existing shareholders. Pursuant to the FR Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's net assets attributable to Class B Shares, and up to 0.75% of these fees may be used for distribution purposes and up to 0.25% may be used for activities or expenses related to account maintenance or personal service to existing shareholders.



         In adopting each Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit the Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that each Fund and their shareholders would benefit from the adoption of the Plan.

         Each Plan may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.



         Any change in a Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. While a Plan is in effect, the selection and nomination of a Fund's disinterested Trustees is committed to the disinterested Trustees.



         The Plans provide that the Distributor will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 2001, distribution expenses for First Mutual, Fund, Large-Cap Growth Fund and Convertible Securities Fund were reimbursed as follows:



                                            FIRST MUTUAL          LARGE-CAP GROWTH FUND      CONVERTIBLE SECURITIES
                                            ------------          ---------------------      ----------------------
EXPENSE ITEM                                FUND AMOUNT                   AMOUNT             - CLASS A SHARES FUND
------------                                -----------                   ------               -------------------
                                                                                                     AMOUNT
                                                                                                     ------
Printing                                     $29,322.04                  $2,677.14                     N/A
Underwriter Compensation                     $65,140.68                  $2,211.62                     N/A
Compensation to Broker Dealer's              $20,227.17                  $ 304.90                      N/A
Marketing and Advertising                        $0                         $0                         N/A

Other                                        $48,961.03                  $1,188.46                     N/A

TOTAL 12B-1 EXPENSES                        $163,650.92                  $6,382.12                     N/A



* Reimbursement to the Plans for the fiscal year ended June 30, 2001 by the Advisors was $ 0.




The Administrator



         PFPC Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement.


         The services PFPC provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.


        With respect to First Mutual Fund, PFPC received administration fees of $76,593 and $94,432 for the fiscal years ended June 30, 2001 and June 30, 2000, respectively.

For the fiscal year ended June 30, 1999, Investor Services Group received administration fees of $66,391. With respect to the Total Return Bond Fund, PFPC received administration fees of $ 29,335 and 23,023 for the fiscal years ended June 30, 2001 and June 30, 2000, respectively. For the fiscal year ended June 30, 1999, Investor Services Group received administration fees of $20,116 With respect to the Large-Cap Growth Fund, PFPC received administration fees of $8,155 and $10,052 for the fiscal year ended June 30, 2001 and fiscal period ended June 30, 2000, respectively. With respect to the Convertible Securities Fund, PFPC received administration fees of $12,070 for the fiscal period ended June 30, 2001.




Transfer Agent and Fund Accountant


         PFPC serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

         The Accounting and Transfer Agent Services Agreements provide generally that PFPC shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of PFPC in the performance of its duties or from reckless disregard of its obligations and duties thereunder.





The Custodian


         PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the Funds' Custodian pursuant to a Custody Agreement. In such capacity, the Custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.



Independent Auditors



         Briggs, Bunting and Dougherty, LLP, Two Penn Center, Suite 820, Philadelphia, PA 19102-1732 serve as the independent accountants for the Funds and provide audit and tax services. The books of the Funds are audited at least once each year by Briggs, Bunting and Dougherty, LLP.



Brokerage Commissions

         It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transaction. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.



         During the fiscal years ended June 30, 2001, 2000 & 1999, First Mutual Fund paid total brokerage commissions of $49,400, $29,547 and $51,226, respectively. During the fiscal year ended June 30, 2001 and the fiscal period ended June 30, 2000, Large-Cap Growth Fund paid total brokerage commissions of $10,150and $4,197, respectively. During the fiscal period ended June 30, 2001, Convertible Securities Fund paid total brokerage commissions of $13,460.




                                 NET ASSET VALUE



         As indicated in each Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


         Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC as administrator, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

         Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

         The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.



Systematic Withdrawal Plan



          The TW Funds offer a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $5,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $50 or more made on a monthly, quarterly, semi-annual or annual basis.


         Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling 1-800-441-6580. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

         Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.


                                      TAXES





         Each Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of their income and diversification of their assets.

         Distributions paid by a Fund from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. If purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

         Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. The Fund is required to withhold 30.5% (30% after January 1, 2002) of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.




                             PERFORMANCE INFORMATION


         From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. A Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

         From time to time, a Fund may advertise its yield and "tax-equivalent" yield. A Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund's yield may not equal its distribution rate, the income paid to a shareholder s account, or the income reported in the Fund's financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.


         A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund's may also be mentioned in newspapers, magazines, or other media from time to time. The Fund's assume no responsibility for the accuracy of such data. Each Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.


         The principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Calculation of Total Return

         Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV   =   P(1 + T)n

Where:   ERV   =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

           P   =   hypothetical initial payment of $1,000.

           n   =   period covered by the computation, expressed in terms of
                   years.

           T   =   average annual total return.

         The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =      [(ERV) -1]
                              ----------
                                  P

Where:   ERV   =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

           P   =   hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


         Based on the foregoing calculations, the average annual total returns for the First Mutual Fund for the one year, five year and ten year periods ended June 30, 2001 were (31.76)%, 10.84% and 12.78%, respectively. The aggregate total returns for the same five and ten year periods were 67.29% and 232.80%, respectively. The total return for Total Return Bond Fund for the one year period ended June 30, 2001 was 9.94%. The average annual total return for the Total Return Bond Fund since its inception on Oct. 1, 1996 through June 30, 2001 was 6.04%. The total return for the Large-Cap Growth Fund for the one year period ending June 30, 2001 was (43.54)%. The average annual total return for the Large-Cap Growth Fund since its inception on December 8, 1999 through June 30, 2001 was (27.36)%. The total return for the Convertible Securities Fund for the period August 28, 2000 (commencement of operations) through June 30, 2001 was (5.88)%.


         A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:


 YIELD =        2[(a-b+1)6-1]
                -------------
                     cd

Where:  a  =  dividends and interest earned during the period;

        b  =  expenses accrued for the period (net of reimbursements);

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

        d = the maximum offering price per share on the last day of the period.

         For the 30 day period ended June 30, 2001, the yields for the Total Return Bond Fund and the Froley Revy Convertible Securities Fund were 5.48% and 2.69% respectively. Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.



                          SHARES OF BENEFICIAL INTEREST

Description of Shares

         The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.


Shareholder Meetings

         The Board of Trustees does not intend to hold annual meetings of shareholders of the Fund. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.



                              FINANCIAL STATEMENTS



         The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 2001, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting and Dougherty, LLP, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting and Dougherty, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                     PART C


                                OTHER INFORMATION


ITEM 23. EXHIBITS



         (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (b) By-Laws dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (c)      None

         (d)      (i)      Investment Advisory Agreement for TRAINER WORTHAM
                           FIRST MUTUAL FUND between Registrant and Trainer
                           Wortham & Co., Inc. dated November 14, 1998 -
                           Incorporated herein by reference to Exhibit No.
                           (d)(i) to Post-Effective Amendment No. 68 to
                           Registration Statement No. 2-15037 filed electronically November 1, 2000.

                  (ii) Investment Advisory Agreement for TRAINER WORTHAM TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Co., Inc. dated November 14, 1998 -- Incorporated herein by reference to Exhibit No.
                           (d)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.

                  (iii) Investment Advisory Agreement for TRAINER WORTHAM LARGE-CAP GROWTH FUND between Registrant and Trainer Wortham & Co., Inc. dated April 29, 1999 - Incorporated herein by reference to Exhibit No.
                           (d)(iv) to Post-Effective No. 65 to Registration Statement No. 2-15037 filed electronically November 1, 1999.

                  (iv) Investment Advisory Agreement for Froley, Revy Convertible Securities Fund between Registrant and Froley, Revy Investment Company, Inc. dated August 1, 2000 -- Incorporated herein by reference to Exhibit No. (d)(i) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

                  (v) Sub-Investment Advisory Agreement for Froley, Revy Convertible Securities Fund between Froley, Revy Investment Company, Inc. and Trainer Wortham & Company, Inc. dated August 1, 2000 -- Incorporated herein by reference to Exhibit No. (d)(ii) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

                  (vi) Investment Advisory Agreement for Froley, Revy Investment Grade Convertible Securities Fund between Registrant and Froley, Revy Investment Company, Inc.

                           dated August 1, 2000 -- Incorporated herein by reference to Exhibit No. (d)(iii) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

                  (vii) Sub-Advisory Agreement for Froley, Revy Investment Grade Convertible Securities Fund between Froley, Revy Investment Company, Inc. and Trainer Wortham & Company, Inc. dated August 1, 2000 -- Incorporated herein by reference to Exhibit No. (d)(iv) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.


         (e)      (ii)     Underwriting Agreement between Registrant and PFPC
                           Distributors, Inc. dated December 31, 2000 - filed herewith.


         (f)               None.


         (g)      (i)      Custody Agreement with PFPC Trust Company dated
                           August 1, 2000 -- Incorporated herein by reference to
                           Exhibit No. (g)(i) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.


         (h)      (i)      Administration Agreement between Registrant and
                           Fund/Plan Services, Inc., dated July 25, 1996 --
                           Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 56 to Registration
                           Statement No. 2-15037 filed electronically September
                           30, 1996.

                           (a) Amendment to Administration Agreement dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(a)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

                  (ii) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                           (a) Amendment to Accounting Services Agreement dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(b)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

                  (iii) Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                           (a) Amendment to Transfer Agent Services Agreement dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(c)(i) to Post-Effective

                                    Amendment No. 59 to Registration Statement
                                    No. 2-15037 filed electronically October 30,
                                    1998.

         (i)      Not Applicable.


         (j)      Consent of Briggs, Bunting & Dougherty, LLP - filed herewith.


         (k)      Not Applicable.


         (l)      None.


         (m)      (i)      Distribution (12b-1) Plan for FIRST MUTUAL FUND, with
                           Fund/Plan Broker Services, Inc., dated October 31,
                           1991 -- Incorporated herein by reference to Exhibit
                           No. 15(a) to Post-Effective Amendment No. 56 to
                           Registration Statement No. 2-15037 filed electronically September 30, 1996.

                  (ii) Distribution (12b-1) Plan for LARGE-CAP GROWTH FUND, with First Data Distributors, Inc., dated November 1, 1999. -- Incorporated herein by reference to Exhibit No. (m)(ii) to Registration Statement No. 65 to Registration Statement No.2-15037 filed electronically November 1, 1999.

                  (iii) Service and Distribution Plan for the Froley, Revy Convertible Securities Fund and the Froley Revy Investment Grade Convertible Securities Fund -- Incorporated herein by reference to Exhibit No. (m) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.


         (n)      Not applicable

         (o)      None.


         (p) Powers-of-Attorney -- Incorporated herein by reference to Exhibit No. (p) to Post Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.


         (q)      (i)      Code of Ethics - Trainer Wortham Funds and Trainer
                           Wortham & Co. Inc.-- Incorporated herein by reference to Exhibit No. (q)(i) to Post-Effective Amendment No.
                           68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

                  (ii) Code of Ethics - Froley, Revy Investments Company, Inc. -- Incorporated herein by reference to Exhibit No. (q)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

Item 24. Persons Controlled by or Under Common Control with Registrant

None.

Item 25. Indemnification

         Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification. Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in
Section 8 of the Investment Advisory Agreement (Exhibit 5(a)); Section 8 of the Underwriting Agreement (Exhibit 6(a)), Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor

         The business and other connections of the officers and directors of Trainer Wortham & Co., are set forth in the Form ADV of Trainer Wortham & Co., as currently on file with U.S. Securities and Exchange Commission, and which is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of 09/30/01:

 AFBA 5 Star Funds

         Allegheny Funds
         Columbia Common Stock Fund, Inc.
         Columbia Growth Fund, Inc.
         Columbia International Stock Fund, Inc.
         Columbia Special Fund, Inc.
         Columbia Small Cap Fund, Inc.
         Columbia Real Estate Equity Fund, Inc.
         Columbia Balanced Fund, Inc.
         Columbia Daily Income Company
         Columbia U.S. Government Securities Fund, Inc.
         Columbia Fixed Income Securities Fund, Inc.
         Columbia Municipal Bond Fund, Inc.
         Columbia High Yield Fund, Inc.
         Columbia National Municipal Bond Fund, Inc.
         Columbia Strategic Value Fund, Inc.
         Columbia Technology Fund, Inc.
         Deutsche Asset Management VIT Funds
         Forward Funds, Inc.
         Galaxy Fund II
         GAMNA Series Funds, Inc.
         Harris Insight Funds Trust
         Hillview Investment Trust II
         Kalmar Pooled Investment Trust LKCM Funds
         Matthews International Funds
         McM Funds Metropolitan West Funds New
         Covenant Funds Pictet Funds The RBB Fund, Inc.
         Robertson Stephens Investment Trust
         RWB/WPG U.S. Large Stock Fund
         Stratton Growth Fund, Inc.
         Stratton Monthly Dividend REIT Shares, Inc.
         The Stratton Funds, Inc.
         Tomorrow Funds Retirement Trust

         Undiscovered Managers Funds
         Weiss, Peck & Greer Funds Trust
         Weiss, Peck & Greer International Fund
         Whitehall Funds Trust
         Wilshire Target Funds, Inc.
         WPG Growth and Income Fund
         WPG Tudor Fund
         WT Investment Trust I

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  The Offit Investment Fund, Inc
                  The Offit Variable Insurance Fund, Inc.

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


         (b) The following is a list of the executive officers and directors of PFPC Distributors, Inc.:

       Robert Crouse             -       Director

       Susan Keller              -       Director

       Michael DeNofrio          -       Chairman, President and Chief Executive
                                         Officer, Director

       Bruno DiStefano           -       Vice President

       Susan K. Moscaritolo      -       Vice President

       Elizabeth T. Holtsbery    -       Vice President

       Lisa Colon                -       Vice President

       Rita G. Adler             -       Chief Compliance Officer

       Christine A. Ritch        -       Chief Legal Officer, Secretary and
                                         Clerk

       Christopher S. Conner     -       Assistant Secretary and Assistant Clerk

       Bradley A. Stearns        -       Assistant Secretary and Assistant Clerk

       John L. Wilson            -       Assistant Secretary and Assistant Clerk

       Douglas D. Castagna       -       Controller and Assistant Treasurer

       Craig D. Stokarski        -       Treasurer


         (c)      None

Item 28. Location of Accounts and Records

                  (1) Trainer Wortham & Co., Inc., 845 Third Avenue, New York, NY 10022 (records relating to its functions as investment advisor).

                  (2) PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its functions as Custodian).

                  (3) PFPC Inc., P.O. Box 61503, King of Prussia, PA 19406-0903 (records relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent).

                  (4) Dechert, 1775 Eye Street N.W., Washington, DC 20006 (Articles of Association, By-Laws and Minute Books).

                  (5) PFPC Inc. and PFPC Distributors, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor.

Item 29. Management Services

None

Item 30. Undertakings

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 69 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in New York, New York on October 23, 2001.


                              TRAINER WORTHAM FUNDS



/*/  David P. Como           Trustee and President              October 23, 2001
-----------------
David P. Como


Pursuant to the requirements of the Securities Act of 1933, this Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


SIGNATURE                             TITLE                               DATE
---------                             -----                               ----


/*/ James F. Twaddell           Chairman of the Board and Trustee         October 23, 2001
-------------------------
James F. Twaddell

/*/ David P. Como               Trustee                                   October 23, 2001
-------------------------
David P. Como

/*/ Robert S. Lazar             Trustee                                   October 23, 2001
-------------------------
Robert S. Lazar

/*/ David Elias                 Trustee                                   October 23, 2001
-------------------------
David Elias

/*/ Raymond Eisenberg           Trustee                                   October 23, 2001
-------------------------
Raymond Eisenberg

/*/ Robert H. Breslin, Jr.      Trustee                                   October 23, 2001
-------------------------
Robert H. Breslin, Jr.

/*/ Timothy J. O'Hara           Trustee                                   October 23, 2001
-------------------------
Timothy J. O'Hara

/*/ Todd Eisenberg              Trustee                                   October 23, 2001
-------------------------
Todd Eisenberg

/*/ Martin Levin                Trustee                                   October 23, 2001
-------------------------
Martin Levin

/*/ George A. Froley, III       Trustee                                   October 23, 2001
-------------------------
George A. Froley, III

/s/ James G. Shaw               Treasurer                                 October 23, 2001
-------------------------
James G. Shaw

/s/ Mary Jane Maloney*          Secretary                                 October 23, 2001
-------------------------
Mary Jane Maloney


*Attorney in fact pursuant to power of attorney filed with Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

                             TRAINER, WORTHAM FUNDS

                         INDEX TO EXHIBITS ON FORM N1-A


Item No. 24 Financial Statements and Exhibits

99(b)(e)(ii)   Underwriting Agreement

99(b)(j)       Consent of Briggs, Bunting and Dougherty, LLP